Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 196	¥ 64	¥ 673	¥ 335
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	196	64	673	334
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Recorded investment	4		4
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	3	14	6	32
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 189	¥ 50	¥ 663	302
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment				1
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment				¥ 1